Schedule of Outstanding Shares of Potentially Dilutive Securities (Details) (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Offsetting Assets [Line Items]
Exercise of stock options, shares	10,292	2,485,854	[1]	2,470,000
Equity Option [Member]
Offsetting Assets [Line Items]
Exercise of stock options, shares		10,292

[1]	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions